GOODWILL	9 Months Ended
Oct. 01, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

The carrying amounts of goodwill by segment are as follows:

	Foodservice	Retail	Convenience	Industrial	Total
Balance at October 1, 2016 and January 2, 2016	$188,408	$57,698	$53,602	$—	$299,708

There were no accumulated goodwill impairment losses as of October 1, 2016.